UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10 - D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Dates:	May 25, 2006 June 26, 2006 July 25, 2006

Commission File Number of issuing entity:	333-130795-07

WASHINGTON MUTUAL ASSET-BACKED CERTIFICATES
WMABS SERIES 2006-HE1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130795

WaMu Asset Acceptance Corp.

(Exact name of depositor as specified in its charter)

Washington Mutual Mortgage Securities Corp

(Exact name of sponsor(s) as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	37-1523767 (I.R.S. Employer Identification No.)

1201 THIRD AVENUE, WMT 1706A SEATTLE, WASHINGTON (Address of principal executive offices of the issuing entity)	98101 (Zip Code)

(206) 554-8838
(Telephone number, including area code)

(Former name or former address, if changed since last report)

Section 12(b)	Registered/reporting pursuant to (check one) Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b)
[ ]	[ ]	[xx]	________________
[ ]	[ ]	[ ]	________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [XX] No [__]

Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

This Current Report on Form 10-D/A relates to the revised distribution reports furnished to certificate holders in connection with the May 2006, June 2006, and July 2006 distribution.

Part II - Other Information

Item 9. Exhibits

Exhibit No.	Description
99.1	Washington Mutual Asset-Backed Certificates, WMABS, Series 2006-HE1 Revised Monthly Distribution Report for May 2006
99.2	Washington Mutual Asset-Backed Certificates, WMABS, Series 2006-HE1 Revised Monthly Distribution Report for June 2006
99.3	Washington Mutual Asset-Backed Certificates, WMABS, Series 2006-HE1 Revised Monthly Distribution Report for July 2006

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WaMu Asset Acceptance Corp., Depositor
Date: September 01, 2006	By:	/s/Tammy Spriggs
Name: Tammy Spriggs Title: First Vice President (Authorized Officer)